Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

Collection Period	31-Dec-17	30/360 Days	30	Collection Period Start	1-Dec-17
Distribution Date	16-Jan-18	Actual/360 Days	32	Collection Period End	31-Dec-17
				Prior Month Settlement Date	15-Dec-17
				Current Month Settlement Date	16-Jan-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	463,605,497.00	441,035,028.13	0.325006
Yield Supplement Overcollaterization		67,584,220.84	13,386,192.73	12,429,671.66
Total Adjusted Portfolio		1,357,005,766.34	450,219,304.27	428,605,356.47
Total Adjusted Securities		1,357,005,766.34	450,219,304.27	428,605,356.47	0.315846
Class A-1 Notes	0.38000%	270,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.83000%	200,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.75703%	290,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	410,000,000.00	263,213,537.93	241,599,590.13	0.589267
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	21,613,947.80	293,921.78	52.7169459	0.7168824
Class A-4 Notes	0.00	197,959.08	—	1.4916666
Certificates	0.00	0.00	—	—

Total Securities	21,613,947.80	491,880.86

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

I. COLLECTIONS

Interest:
Interest Collections	870,690.49
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	870,690.49

Principal:
Principal Collections	22,271,924.44
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	22,271,924.44
Recoveries of Defaulted Receivables	168,859.84
Servicer Advances	23,151.35

Total Collections	23,334,626.12

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	41,448	450,219,304.27
Total Principal Payment		21,613,947.80

	40,641	428,605,356.47

III. DISTRIBUTIONS

Total Collections		23,334,626.12
Reserve Account Draw		0.00
Total Available for Distribution		23,334,626.12
1. Reimbursement of Advance		5,982.34
2. Servicing Fee:
Servicing Fee Due		386,337.91
Servicing Fee Paid		386,337.91
Servicing Fee Shortfall		0.00

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	293,921.78
Class A-3 Notes Monthly Interest Paid	293,921.78
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	197,959.08
Class A-4 Notes Monthly Interest Paid	197,959.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	491,880.86
Total Note Monthly Interest Paid	491,880.86
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	22,450,425.01

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

4. Total Monthly Principal Paid on the Notes	21,613,947.80
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	21,613,947.80
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	836,477.21
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	836,477.21

V. RESERVE ACCOUNT
Initial Reserve Account Amount	3,392,514.42
Required Reserve Account Amount	3,392,514.42
Beginning Reserve Account Balance	3,392,514.42
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,392,514.42
Required Reserve Account Amount for Next Period	3,392,514.42

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

VI. POOL STATISTICS

Weighted Average Coupon		2.31%
Weighted Average Remaining Maturity		31.43

	Amount	Number
Principal on Defaulted Receivables	298,544.43	21
Principal Recoveries of Defaulted Receivables	168,859.84

Monthly Net Losses	129,684.59
Pool Balance at Beginning of Collection Period	463,605,497.00
Net Loss Ratio for Third Preceding Collection Period	0.35%
Net Loss Ratio for Second Preceding Collection Period	0.36%
Net Loss Ratio for Preceding Collection Period	0.25%
Net Loss Ratio for Current Collection Period	0.34%
Four-Month Average Net Loss Ratio	0.32%
Cumulative Net Losses for all Periods	7,673,224.41

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,837,308.39	286	0.87%
61-90 Days Delinquent	1,141,577.61	84	0.26%
91-120 Days Delinquent	122,532.12	14	0.03%
More than 120 Days	13,982.28	1	0.00%

Total 31+ Days Delinquent Receivables:	5,101,418.12	385	1.16%
61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.16%
Delinquency Ratio for Preceding Collection Period	0.24%	0.18%
Delinquency Ratio for Current Collection Period	0.29%	0.24%
Four-Month Average Delinquency Ratio	0.24%	0.19%

NISSAN AUTO RECEIVABLES 2015-B

Servicer’s Certificate

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge- offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO